T. ROWE PRICE RETIREMENT 2060 FUND
February 29, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 90.5%
T. Rowe Price Funds:
Growth Stock Fund	138,186	53,488	17,300	2,614,887	184,820
Value Fund	131,636	56,596	14,838	5,009,464	169,520
Overseas Stock Fund	54,849	23,711	6,253	7,189,532	72,183
International Value Equity Fund	47,634	27,282	5,355	5,359,385	67,046
International Stock Fund	52,037	23,435	10,428	3,903,662	66,518
Equity Index 500 Fund	46,883	19,034	9,043	750,786	59,087
Emerging Markets Stock Fund	34,462	14,968	3,881	1,085,454	46,609
Mid-Cap Growth Fund	29,012	11,939	3,383	417,361	36,628
Mid-Cap Value Fund	25,301	11,634	2,808	1,317,546	33,005
New Horizons Fund(2)	19,197	8,954	2,257	430,634	25,971
Small-Cap Stock Fund(2)	17,603	7,352	1,873	470,425	22,449
Small-Cap Value Fund	16,437	6,876	1,927	477,180	20,185
Real Assets Fund	13,569	6,251	1,541	1,666,254	17,446
Total Equity Mutual Funds (Cost $835,238)					821,467

BOND MUTUAL FUNDS 9.5%
T. Rowe Price Funds:
New Income Fund	32,407	11,925	8,663	3,731,496	37,129
International Bond Fund
(USD Hedged)	10,660	4,338	1,198	1,392,863	14,096
U. S. Treasury Long-Term Fund	14,823	6,055	8,251	939,616	13,662
Dynamic Global Bond Fund	6,949	3,606	840	1,034,000	9,492
Emerging Markets Bond Fund	4,512	1,693	494	493,732	5,752
High Yield Fund	2,926	1,414	366	609,902	3,964
Floating Rate Fund	851	1,438	160	220,030	2,099
Total Bond Mutual Funds (Cost $82,239)					86,194

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2060 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/19	Cost	Cost	Shares	2/29/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.0%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 1.26% (3)	1,485	14,551	15,891	145,694	145
Total Short-Term Investments (Cost $145)					145
Total Investments in Securities 100.0%
(Cost $917,622)					$907,806
Other Assets Less Liabilities (0.0)%					(63)

Net Assets 100.0%					$907,743

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2060 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(20)	$(223)	$152
Emerging Markets Bond Fund	(3)	41	196
Emerging Markets Stock Fund	534	1,060	558
Equity Index 500 Fund	1,037	2,213	794
Floating Rate Fund	—	(30)	42
Growth Stock Fund	5,176	10,446	347
High Yield Fund	4	(10)	143
International Bond Fund
(USD Hedged)	209	296	161
International Stock Fund	495	1,474	1,609
International Value Equity Fund	140	(2,515)	1,852
Mid-Cap Growth Fund	2,171	(940)	76
Mid-Cap Value Fund	890	(1,122)	478
New Horizons Fund	2,851	77	—
New Income Fund	206	1,460	776
Overseas Stock Fund	426	(124)	1,568
Real Assets Fund	75	(833)	454
Small-Cap Stock Fund	1,392	(633)	—
Small-Cap Value Fund	894	(1,201)	126
U. S. Treasury Long-Term Fund	1,533	1,035	269
Value Fund	1,017	(3,874)	2,881
U. S. Treasury Money Fund	—	—	31
Totals	$19,027#	$6,597	$12,513+

# Capital gain distributions from mutual funds represented $11,922 of the net realized gain
(loss).
+ Investment income comprised $12,513 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2060 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2060 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 29, 2020, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.